Summary of Significant Accounting Policies 10-K (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Summary of Significant Accounting Policies [Abstract]
Weighted-average common and dilutive potential common shares outstanding
Basic (loss)/earnings per share is computed by dividing net (loss)/income by the weighted average number of common shares outstanding during each period presented. Diluted (loss)/earnings per share gives effect to stock options and restricted stock outstanding during the applicable periods. The following table reflects the calculation of weighted-average common and dilutive potential common shares outstanding as presented in the accompanying Consolidated Statements of Operations (in thousands):

	2012	2011	2010
Net (loss)/income	$(188)	$46,878	$45,344

Weighted-average common shares outstanding	62,916	64,029	61,533
Dilutive effect of stock options and restricted stock	-	919	337
Weighted average common and dilutive potential
common shares outstanding	62,916	64,948	61,870
Basic (loss)/earnings per share	$(0.00)	$0.73	$0.74
Diluted (loss)/earnings per share	$(0.00)	$0.72	$0.73

Anti-dilutive stock options and restricted shares
Stock options with an exercise price greater than the average market price of our common stock and certain options with unrecognized compensation expense do not impact the computation of diluted (loss)/earnings per share because the effect would be anti-dilutive. The following table summarizes stock options and restricted shares that did not impact the computation of diluted (loss)/earnings per share because their inclusion would have had an anti-dilutive effect (in thousands):

	Thirteen weeks ended				Twenty-six weeks ended
	December 4, 2012		November 29, 2011		December 4, 2012		November 29, 2011
Stock options	3,371	*	3,404	*	3,002	*	2,074
Restricted shares	1,647	*	1,143	*	1,376	*	899
Total	5,018		4,547		4,378		2,973

Stock options with an exercise price greater than the average market price of our common stock and certain options with unrecognized compensation expense do not impact the computation of diluted (loss)/earnings per share because the effect would be anti-dilutive. The following table summarizes stock options and restricted shares that did not impact the computation of diluted (loss)/earnings per share because their inclusion would have had an anti-dilutive effect (in thousands):

	2012	2011	2010
Stock options	2,716*	2,517	4,450
Restricted shares	1,219*	421	884
Total	3,935	2,938	5,334

Changes in carrying amount of goodwill
The changes in the carrying amount of goodwill are as follows (in thousands):

Balance at June 1, 2010	$-
Acquisitions	15,571
Balance at May 31, 2011	15,571
Adjustments to fiscal year 2011
purchase price allocations	1,348
Acquisitions	7,989
Impairment	(16,919)
Balance at June 5, 2012	$7,989

Other intangible assets
Other intangible assets which are included in Other assets, net in the Consolidated Balance Sheets consist of the following (in thousands):

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Reacquired franchise rights	$14,825	$4,961	$14,900	$2,956
Trademarks	11,961	847	836	672
Acquired franchise agreements	2,460	39	-	-
Favorable lease valuations *	2,205	168	2,023	63
Other	150	4	-	-
	$31,601	$6,019	$17,759	$3,691

Immaterial Reclassifications and corrections to Consolidated Statements of Operations [Table Text Block]
As presented -
Year ended
June 5, 2012

Reclassifications and Corrections
As adjusted -
Year ended
June 5, 2012
Restaurant sales and operating revenue
$ 1,320,098
$ (58)
$ 1,320,040
Payroll and related costs
455,087
(7,692)
447,395
Other restaurant operating costs
270,132
(3,485)
266,647
Selling, general and administrative, net
114,534
7,427
121,961
Interest expense, net
19,620
3,692
23,312
Loss before income taxes
(14,938)
0
(14,938)

	As presented - Year ended May 31, 2011	Reclassifications and Corrections	As adjusted - Year ended May 31, 2011
Payroll and related costs	$ 422,230	$ (7,030)	$415,200
Other restaurant operating costs	256,632	(1,268)	255,364
Selling, general and administrative, net	85,971	7,143	93,114
Interest expense, net	12,353	1,155	13,508
Income before income taxes	52,622	0	52,622

Income before income taxes
	As presented - Year ended June 1, 2010	Reclassifications and Corrections	As adjusted - Year ended June 1, 2010
Payroll and related costs	$ 396,877	$ (7,766)	$389,111
Other restaurant operating costs	240,947	(545)	240,402
Selling, general and administrative, net	70,526	7,592	78,118
Interest expense, net	16,355	719	17,074
57,758
0
57,758